Note 12 - Income Taxes (Details) - Income From Operations Before Income Tax Expense In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Income from operations before income tax expense and equity in net income of equity method investees:
Domestic	$ 83,113	¥ 7,825,846	¥ 5,970,007	¥ 3,818,930
Foreign	(733)	(68,982)	6,213	15,059
Total	82,380	7,756,864	5,976,220	3,833,989
Income taxes―current:
Domestic	33,357	3,140,964	2,489,350	351,592
Foreign	(66)	(6,254)	422	(2,770)
Total	33,291	3,134,710	2,489,772	348,822
Income taxes―deferred:
Domestic	(5,616)	(528,832)	35,714	606,875
Foreign	18	1,704
Total	$ (5,598)	¥ (527,128)	¥ 35,714	¥ 606,875